Other Intangible Assets, Net	12 Months Ended
Dec. 31, 2010
Other Intangible Assets, Net [Abstract]
OTHER INTANGIBLE ASSETS, NET

12.	OTHER INTANGIBLE ASSETS, NET

Other intangible assets are classified into the following categories:

•	‘Customer and Marketing Related’, including

•	client relationships,

•	client lists,

•	non-compete agreements,

•	trade names; and

•	‘Contract based, Technology and Other’ includes all other purchased intangible assets.

The major classes of amortizable intangible assets are as follows:

	December 31, 2010			December 31, 2009
	Gross		Net	Gross		Net
	carrying	Accumulated	carrying	carrying	Accumulated	carrying
	amount	amortization	amount	amount	amortization	amount
			(millions)

Customer and Marketing Related:
Client Relationships	$695	$(207)	$488	$691	$(138)	$553
Client Lists	9	(7)	2	9	(6)	3
Non-compete Agreements	36	(36)	—	36	(23)	13
Trade Names	11	(10)	1	11	(10)	1

Total Customer and Marketing Related	751	(260)	491	747	(177)	570

Contract based, Technology and Other	4	(3)	1	4	(2)	2

Total amortizable intangible assets	$755	$(263)	$492	$751	$(179)	$572

The aggregate amortization of intangible assets for the year ended December 31, 2010 was $82 million (2009: $100 million; 2008: $36 million). The estimated aggregate amortization of intangible assets for each of the next five years ended December 31 is as follows:

(millions)

2011	$67
2012	60
2013	52
2014	45
2015	38
Thereafter	230

Total	$492